Composition of Certain Financial Statement Captions - SRA	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Composition Of Certain Financial Statement Captions
Composition of Certain Financial Statement Captions:
Details of the composition of certain financial statement captions for the periods presented were as follows (in thousands):

	June 30, 2015	September 30, 2015
Prepaid expenses and other
Taxes and taxes receivable	$185	$127
Maintenance and software	1,270	1,331
Rent	253	309
Other	5,320	6,204
Total prepaid expenses and other	$7,028	$7,971

Property and equipment
Leasehold improvements	$23,836	$31,329
Furniture, equipment and software	35,318	37,607
Total property and equipment	59,154	68,936
Less: Accumulated depreciation and amortization	(42,705)	(44,660)
Total property and equipment, net	$16,449	$24,276

Identified intangibles
Acquired intangible assets	$527,099	$527,099
Software development costs	3,167	3,167
Total identified intangibles	530,266	530,266
Less: Accumulated amortization	(309,227)	(320,295)
Total identified intangibles, net	$221,039	$209,971

Other long-term assets
Debt issuance costs, net	$25,397	$23,688
Other	3,636	3,293
Total other long-term assets	$29,033	$26,981

Accounts payable and accrued expenses
Vendor obligations	$98,708	$85,867
Accrued interest	24,603	35,755
Interest rate derivative liability	7,637	7,472
Facility exit charge	6,667	5,145
Other	8,015	7,463
Total accounts payable and accrued expenses	$145,630	$141,702

Accrued payroll and employee benefits
Accrued salaries and incentive compensation	$39,936	$29,883
Accrued leave	30,286	28,918
Accrued 401(k) match	5,797	8,910
Other	6,572	6,579
Total accrued payroll and employee benefits	$82,591	$74,290

Other long-term liabilities
Interest rate derivative liability	$2,369	$—
Deferred rent	12,378	20,752
Facility exit charge	4,119	3,348
Total other long-term liabilities	$18,866	$24,100

Composition of Certain Financial Statement Captions:
Details of the composition of certain financial statement captions for the periods presented were as follows (in thousands):

	June 30,
	2014	2015
Prepaid expenses and other
Taxes and taxes receivable	$—	$185
Maintenance and software	1,575	1,270
Rent	237	253
Other	3,831	5,320

Total prepaid expenses and other	$5,643	$7,028

Property and equipment
Leasehold improvements	$22,482	$23,836
Furniture, equipment and software	32,185	35,318
Total property and equipment	54,667	59,154
Less: Accumulated depreciation and amortization	(35,742)	(42,705)

Total property and equipment, net	$18,925	$16,449

Other long-term assets
Debt issuance costs, net	$31,566	$25,397
Other	4,066	3,636

Total other long-term assets	$35,632	$29,033

Accounts payable and accrued expenses
Vendor obligations	$86,658	$98,708
Accrued interest	23,215	24,603
Interest rate derivative liability	10,729	7,637
Facility exit charge	8,173	6,667
Other	7,851	8,015

Total accounts payable and accrued expenses	$136,626	$145,630

Accrued payroll and employee benefits
Accrued salaries and incentive compensation	$35,195	$39,936
Accrued leave	33,694	30,286
Accrued fringe benefits	14,128	12,369

Total accrued payroll and employee benefits	$83,017	$82,591

Other long-term liabilities
Interest rate derivative liability	$8,803	$2,369
Deferred rent	9,433	12,378
Facility exit charge	5,193	4,119

Total other long-term liabilities	$23,429	$18,866